Short-term and long-term loan	12 Months Ended
Dec. 31, 2019
Short-term and long-term loan
Short-term and long-term loan

10. Short-term and long-term loan

The short-term and long-term loan as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Short- term loan
Short-term bank borrowings	436,200	428,490

Long-term loan
Long-term bank borrowings	68,753	—
Convertible senior notes	—	1,859,896
Total	68,753	1,859,896

Short-term bank borrowings

In 2018 and 2019, the Group entered one-year credit facilities with several Chinese Commercial Banks that provide for revolving line of credit for the Group. Under such credit facilities, the Group can borrow up to RMB1,170,000 and RMB1,133,134 respectively which can only be used to maintain daily operation.

As of December 31, 2018, the Group drawn short-term bank borrowings from the credit facilities in the amount of RMB436,200 with a cash deposit of RMB3,600 pledged at the weighted average interest rate of 4.75% per annum. As of December

31, 2019, the Group drawn short-term bank borrowings from the credit facilities in the amount of RMB178,490 with a cash deposit of RMB7,500 pledged at the weighted average interest rate of 4.52% per annum.

As of December 31, 2018, credit facilities in the amounts of RMB138,847 and RMB18,739 were used to issue the letters of guarantee with an aggregate maximum of RMB167,104, and notes payable with an aggregate maximum of RMB26,770, respectively. As such, RMB579,814 of the credit facilities was available for future borrowing at the end of 2018. The credit facilities will expire during the period from March 2019 to December 2020.

As of December 31, 2019, credit facilities in the amounts of RMB121,069 and RMB150,226 were used to issue the letters of guarantee with an aggregate maximum of RMB151,322 and notes payable with an aggregate maximum of RMB210,693, respectively. As such, RMB690,849 of the credit facilities was available for future borrowing at the end of 2019. The credit facilities will expire during the period from March to December 2020.

In October 2019, the Group entered into a one-year bank loan contract under which the Group can borrow up to RMB700,000 by October 2020 and the actual draw down amount is subject to the deposit pledged. As of December 31, 2019, the Group drawn down RMB250,000 with the deposit pledged of RMB273,740 at an interest rate of 4.24%.

Long-term bank borrowings

In January 2018, the Group entered into a three-year bank loan contract under which the Group can borrow up to US$ 50,000 by December 2020 and the actual draw down amount is subject to the deposit pledged. As of December 31, 2018, the Group has drawn down US$ 10,000 (RMB68,753) with the deposit pledged of US$ 10,100 and the interest rate is based on the three-month Libor on draw-down date plus 1.1%.

Interest expenses related to bank borrowings were RMB4,252, RMB13,058 and RMB21,936 for the years ended December 31, 2017, 2018 and 2019, respectively.

Convertible Senior Notes due 2024

On April 10, 2019, the Company issued US$275 million of Convertible Senior Notes (“the Notes”). The Notes mature on May 1, 2024 and bear interest at a rate of 1.625% per annum, payable in arrears semi-annually on May 1 and November 1, beginning November 1, 2019.

Holders of the Notes have the option to convert their Notes at any time prior to the close of business on the second business day immediately preceding the maturity date. The Notes can be converted into the Company’s ADSs at an initial conversion rate of 19.2308 of the Company’s ADSs per US$1,000 principal amount of the Notes (equivalent to an initial conversion price of US$52 per ADS). The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change (as defined in the Indenture) that occur prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption.

The holders may require the Company to repurchase all or portion of the Notes for cash on May 1, 2022, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote.

The Company did not identify any embedded features that are subject to separate accounting. The conversion option meets the scope exception for derivate accounting as it is indexed to the Company’s own stock and classified in stockholders’ equity. Other embedded features including the mandatory redemption feature and the contingent put option upon fundamental changes are considered clearly and closely related to the debt host therefore no separate accounting is required.

In addition, there is no beneficial conversion feature recognized as the set conversion prices for the Notes are greater than the fair values of the ordinary share price at the date of issuance.

Therefore, the Company accounted for the Notes as a single instrument under long-term loan. Issuance costs related to the Notes is recorded in consolidated balance sheet as a direct deduction from the principal amount of the Notes, and is amortized over the period from April 10, 2019, the date of issuance, to May 1, 2022, the first put date of the Notes, using the effective interest method.

In 2019, proceeds to the Company were RMB1,847,060 (equivalently US$269 million), net of issuance costs of RMB41,530 (equivalently US$6 million).

ADS Lending Arrangement

Concurrent with the offering of the Notes, the Company entered into ADS lending agreements with the affiliates of the initial purchasers of the Notes (“ADS Borrowers”), pursuant to which the Company lent to the ADS Borrowers 4,230,776 ADSs (the “Loaned ADSs”) at a price equal to par, or $0.0003 per ADS (“ADS lending arrangement”). The purpose of the ADS lending arrangements is to facilitate privately negotiated transactions in which the ultimate holders of the Notes may elect to hedge their investment in the related notes. As of December 31, 2019, the outstanding number of Loaned ADSs was 4,230,776.

The Loaned ADSs must be returned to the Company by the earliest of (a) the maturity date of the Notes, May 1, 2024, (b) upon the Company’s election to terminate the ADS lending agreement at any time after the later of (x) the date on which the entire principal amount of the Notes ceases to be outstanding, and (y) the date on which the entire principal amount of any additional convertible securities that the Company has in writing consented to permit the ADS Borrower to hedge under the ADS lending agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the ADS lending agreement. The Company is not required to make any payment to the initial purchasers or ADS Borrower upon the return of the Loaned ADSs. The ADS Borrowers do not have the choice or option to pay cash in exchange for the return of the Loaned ADSs.

No collateral is required to be posted for the Loaned ADSs. The initial purchasers are required to remit to the Company any dividends paid to the holders of the Loaned ADSs. The ADS Borrowers are not entitled to vote on the Loaned ADS.

In accordance with ASC 470-20, the Company has accounted for the ADS lending agreement initially at fair value and recognized it as an issuance cost associated with the convertible debt offering. As a result, additional debt issuance costs of RMB33,836 (equivalently US$5 million) were recorded on the issuance date with a corresponding increase to additional paid-in-capital. This debt issuance costs have also been amortized from the date of issuance to the put date of Notes, using the effective interest method.

Although legally issued, the Loaned ADSs are not considered outstanding, and then excluded from basic and diluted earnings per share unless default of the ADS lending arrangement occurs, at which time the Loaned ADSs would be included in the basic and diluted earnings per share calculation. As of December 31, 2019, it is not probable that the ADS Borrower or the counterparty to the ADS lending arrangement will default.

Interest expenses related to the Notes were RMB39,380 for the year ended December 31, 2019.